Fees Summary	Jul. 23, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 29,102,713.93
Previously Paid Amount	0.00
Total Fee Amount	4,019.08
Total Offset Amount	0.00
Net Fee	$ 4,019.08
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A